Summary of Significant Accounting Policies (Details) - Schedule of Intangible Asset, Estimated Useful Lives - Software [Member]	Dec. 31, 2023
Minimum [Member]
Schedule of Intangible Asset, Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Maximum [Member]
Schedule of Intangible Asset, Estimated Useful Lives [Line Items]
Estimated useful lives	10 years